Information on Regulatory Capital and Capital Adequacy Ratios (Details) - Schedule of Total Assets, Risk-Weighted Assets and Components of the Effective Equity According To Basel III - Local and Overall consolidated One [Member] - CLP ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Information on Regulatory Capital and Capital Adequacy Ratios [Line Items]
Total assets according to the statement of financial position	$ 55,792,552	$ 55,255,362
Non-consolidated investment in subsidiaries
Assets discounted from regulatory capital, other than item 2	168,765	165,833
Derivative credit equivalents	886,789	1,276,512
Financial derivative contracts	2,084,441	2,987,106
Contingent loans	2,827,120	2,756,396
Assets generated by the intermediation of financial instruments
Total assets for regulatory purposes	57,253,255	56,135,331
Credit risk weighted assets, estimated according to the standard methodology (CRWA)	31,887,173	30,657,020
Credit risk weighted assets, estimated according to internal methodologies (CRWA)
Market risk weighted assets (MRWA)	1,693,317	1,365,367
Operational risk weighted assets (ORWA)	4,110,324	3,630,835
Risk-weighted assets (RWA)	37,690,814	35,653,222
Risk-weighted assets, after application of the output floor (RWA)	37,690,814	35,653,222
Owner’s equity	5,237,283	4,858,325
Non-controlling interest	2	2
Goodwill
Excess minority investments
(12+13-14-15) Core Tier 1 Capital (CET1)	5,237,285	4,858,327
Additional deductions to core tier 1 capital, other than item 2	60,992	(18,940)
(16-17-2) Core Tier 1 Capital (CET1)	5,176,293	4,839,387
Voluntary provisions (additional) imputed as additional Tier 1 capital (AT1)		178,266
Subordinated bonds imputed as additional tier 1 capital (AT1)
Preferred shares allocated to additional tier 1 capital (AT1)
Bonds without a fixed term of maturity imputed to additional tier 1 capital (AT1)
Discounts applied to AT1
Additional Tier 1 Capital (AT1)		178,266
Tier 1 Capital	5,176,293	5,017,653
Voluntary provisions (additional) imputed as Tier 2 capital (T2)	398,590	383,213
Subordinated bonds imputed as Tier 2 capital (T2)	1,003,701	972,550
Equivalent tier 2 capital (T2)	1,402,291	1,355,763
Discounts applied to T2
Tier 2 capital (T2)	1,402,291	1,355,763
Effective equity	6,578,584	6,373,416
Additional basic capital required for the constitution of the conservation buffer	706,706	445,669
Additional basic capital required to set up the countercyclical buffer
Additional basic capital required for banks qualified as systemic	235,569	111,417
Additional capital required for the evaluation of the adequacy of effective equity (Pillar 2)